Going Concern	12 Months Ended
Feb. 28, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

 Note 3 - Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had an accumulated deficit of $41,166,157 and $34,187,384 as at February 28, 2026 and February 28, 2025 respectively, and had a net loss of $7,022,336 and $5,109,342 for the years ended February 28, 2026 and February 28, 2025, respectively.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, attain profitable operations. The Company will need to secure additional funds through various means, including equity and debt financing or any similar financing. There can be no assurance that the Company will be able to obtain additional equity or debt financing, if and when needed, on terms acceptable to the Company, or at all. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants, or high interest costs. The Company’s long-term liquidity also depends upon its ability to generate revenues and achieve profitability.